Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 € / shares
Long Term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for awards | shares	3,000,000
Charges for plan	$ 331,000,000	$ 206,000,000	$ 123,000,000
Risk-free interest rate, minimum	0.80%	0.80%	0.80%
Risk-free interest rate, maximum	2.80%	2.80%	2.80%
Expected dividend payments	$ 0
Weighted average grant date fair value of stock options | $ / shares	$ 34.59	$ 34.05	$ 29.10
Intrinsic value of exercised options	$ 145,000,000	$ 112,000,000	$ 129,000,000
Amount received on stock options exercised	88,000,000	39,000,000	55,000,000
Unrecognized compensation cost	$ 56,000,000	$ 110,000,000
Weighted-average period for recognition of compensation cost	1 year 6 months	1 year 9 months 18 days
Long Term Incentive Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 9 months 4 days
Volatility rate	40.00%
Long Term Incentive Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months
Volatility rate	50.00%
Long Term Incentive Plans [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for recognition of compensation cost	1 year 9 months 18 days	1 year 10 months 24 days
Unrecognized compensation cost	$ 12,000,000	$ 32,000,000
Fair value of vested shares	$ 147,000,000	$ 66,000,000	$ 70,000,000
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted | $ / shares	$ 82.53	$ 75.28	$ 62.29
Long Term Incentive Plans [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for recognition of compensation cost	1 year 7 months 6 days	1 year 7 months 6 days
Weighted average grant date fair value of units granted | $ / shares	$ 98.16	$ 79.22	$ 63.42
Unrecognized compensation cost	$ 422,000,000	$ 432,000,000
Fair value of vested shares	334,000,000	209,000,000	$ 110,000,000
Management Equity Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Charges for plan	0	0	0
Intrinsic value of exercised options	13,000,000	12,000,000	74,000,000
Amount received on stock options exercised	7,000,000	$ 4,000,000	$ 86,000,000
Unrecognized compensation cost	$ 0
Number of vested stock options | shares	2,534,272	2,748,942
Weighted average exercise price of vested options | € / shares				€ 23.67	€ 24.14